Contingent Liabilities and Commitments (Details) - ILS (₪) ₪ in Thousands	1 Months Ended
	Mar. 21, 2018	Jun. 30, 2018
Contingent Liabilities and Commitments (Textual)
Restricted bank deposit to secure credit card payments		₪ 171
Restricted bank deposit to secure the rent payment		₪ 162
Minimum lease agreement term	18 months
Commitments agreement, description	The aforementioned lease agreement is for a minimum period of 18 months from the date of signing the agreement. Under this agreement, the Company will pay a monthly rental fee of NIS 8.
Payment of rental and administration fee	₪ 8